John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-26 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Senior loans (A)(B) 127.4%				$1,488,892,095
(Cost $1,494,588,707)
Consumer discretionary 19.1%				223,755,749
Distributors 2.8%
All Glass & Window Holdings, Inc., Delayed Draw Term Loan (1 month CME Term SOFR + 4.750%) (C)	8.417	03-26-31	3,663,004	3,635,531
All Glass & Window Holdings, Inc., Revolver (C)	—	03-26-31	2,197,802	2,181,319
All Glass & Window Holdings, Inc., Term Loan A (1 month CME Term SOFR + 4.750%)	8.429	03-26-31	10,305,185	10,227,896
Eastern Communications Solutions, Inc., Revolver (C)	—	12-30-30	3,008,596	2,986,032
Eastern Communications Solutions, Inc., Term Loan A (3 month CME Term SOFR + 5.000%)	8.700	12-30-30	14,310,261	14,202,935
Diversified consumer services 11.0%
Capital Construction LLC, 2025 3rd Amendment Term Loan (3 month CME Term SOFR + 5.750%)	9.561	10-22-26	801,272	783,243
Capital Construction LLC, 2025 Delayed Draw Term Loan A (3 month CME Term SOFR + 5.000%)	9.561	10-22-26	423,956	414,417
Capital Construction LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 5.750%)	9.518	10-22-26	5,130,690	5,015,250
Capital Construction LLC, Revolver (1 week CME Term SOFR + 5.750%) (C)	9.587	10-22-26	824,176	805,632
Capital Construction LLC, Term Loan (1 month CME Term SOFR + 5.750%)	9.518	10-22-26	3,784,990	3,699,828
GarageCo Intermediate II LLC, Delayed Draw Term Loan (C)	—	08-02-32	5,387,205	5,360,269
GarageCo Intermediate II LLC, Revolver (C)	—	08-02-32	1,616,162	1,608,081
GarageCo Intermediate II LLC, Term Loan (3 month CME Term SOFR + 4.250%)	7.910	08-02-32	3,663,300	3,644,983
Impact Climate Technologies LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%) (C)	9.801	04-04-30	1,897,916	1,874,192
Impact Climate Technologies LLC, Term Loan (3 month CME Term SOFR + 6.000%)	9.817	04-04-30	5,361,612	5,294,592
Leap Service Partners LLC, 2025 Delayed Draw Term Loan B (3 month CME Term SOFR + 5.250%)	8.924	03-15-29	5,555,911	5,555,911
Leap Service Partners LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.250%)	8.931	03-15-29	5,186,701	5,186,701
Leap Service Partners LLC, Revolver (1 month CME Term SOFR + 5.250%) (C)	8.922	03-15-29	1,760,836	1,760,836
Leap Service Partners LLC, Term Loan A (3 month CME Term SOFR + 5.250%)	8.918	03-15-29	4,830,198	4,830,198
LUV Car Wash Group LLC, 2021 Delayed Draw Term Loan A (1 month CME Term SOFR + 5.650%)	9.305	06-09-28	1,864,321	1,836,356
LUV Car Wash Group LLC, 2021 Delayed Draw Term Loan B (1 month CME Term SOFR + 5.650%)	9.311	06-09-28	1,508,652	1,486,022
LUV Car Wash Group LLC, 2022 Delayed Draw Term Loan C (1 month CME Term SOFR + 5.500%)	9.311	12-09-26	5,376,554	5,295,906
LUV Car Wash Group LLC, 2025 21st Amendment Additional Term Loan (1 month CME Term SOFR + 5.500%)	9.311	06-09-28	8,570,972	8,442,407
LUV Car Wash Group LLC, 2025 Delayed Draw Term Loan D (3 month CME Term SOFR + 5.500%) (C)	9.173	04-01-32	2,491,696	2,454,321
LUV Car Wash Group LLC, 2026 Delayed Draw Term Loan E (C)	—	06-09-28	5,443,164	5,361,516
See notes to Consolidated portfolio of investments.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-26 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
LUV Car Wash Group LLC, 2026 Revolver (1 month CME Term SOFR + 5.500%) (C)	9.311	06-09-28	1,239,238	$1,220,650
O2B Early Education Holding, Inc., Delayed Draw Term Loan (C)	—	05-29-31	3,629,764	3,629,764
O2B Early Education Holding, Inc., Revolver (C)	—	05-29-31	1,814,882	1,814,882
O2B Early Education Holding, Inc., Term Loan A (1 month CME Term SOFR + 4.500%)	8.173	05-29-31	5,403,811	5,403,811
P.J. Fitzpatrick LLC, Delayed Draw Term Loan (C)	—	08-01-31	3,333,333	3,308,333
P.J. Fitzpatrick LLC, Revolver (C)	—	08-01-31	2,500,000	2,481,250
P.J. Fitzpatrick LLC, Term Loan (3 month CME Term SOFR + 4.750%)	8.410	08-01-31	10,281,667	10,204,554
Perennial Services Group LLC, 2025 Delayed Draw Term Loan (3 month CME Term SOFR + 4.500%) (C)	8.200	12-23-32	3,818,953	3,771,216
Perennial Services Group LLC, 2025 Revolver (3 month CME Term SOFR + 4.500%) (C)	8.200	12-23-32	848,656	838,048
Perennial Services Group LLC, 2025 Term Loan (3 month CME Term SOFR + 4.500%)	8.200	12-23-32	5,233,381	5,167,964
Prestige Backyards LLC, Delayed Draw Term Loan (C)	—	08-07-31	4,918,033	4,868,852
Prestige Backyards LLC, Revolver (Prime rate + 4.000%) (C)	10.750	08-07-31	3,278,689	3,245,902
Prestige Backyards LLC, Term Loan A (1 month CME Term SOFR + 5.000%)	8.681	08-07-31	11,773,770	11,656,033
Hotels, restaurants and leisure 2.5%
Bandon Fitness, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 6.000% and 0.500% PIK)	10.317	07-27-28	2,477,530	2,310,297
Bandon Fitness, Inc., Revolver (3 month CME Term SOFR + 6.000% and 0.500% PIK)	10.317	07-27-28	526,437	490,903
Bandon Fitness, Inc., Term Loan (3 month CME Term SOFR + 6.000% and 0.500% PIK)	10.317	07-27-28	6,630,317	6,182,770
Rocket Holdco Intermediate II LLC, Revolver (C)	—	06-17-31	1,886,792	1,872,642
Rocket Holdco Intermediate II LLC, Term Loan (3 month CME Term SOFR + 4.500%)	8.200	06-17-31	8,089,811	8,029,138
Star Logistics & Hospitality Services LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.250%) (C)	8.924	06-18-29	3,783,575	3,584,937
Star Logistics & Hospitality Services LLC, Revolver (Prime rate + 4.250% and 3 month CME Term SOFR + 5.250%) (C)	9.093	06-18-29	1,264,881	1,198,475
Star Logistics & Hospitality Services LLC, Term Loan A (3 month CME Term SOFR + 5.250%)	8.936	06-18-29	5,468,080	5,181,006
Household durables 0.7%
Simon Pearce LLC, Revolver (C)	—	10-21-30	1,160,714	1,152,009
Simon Pearce LLC, Term Loan A (1 month CME Term SOFR + 4.500%)	8.168	10-21-30	6,877,232	6,825,653
Leisure products 1.4%
4M Capital, Ltd., Revolver (C)	—	06-18-27	2,310,000	2,310,000
4M Capital, Ltd., Term Loan A (3 month CME Term SOFR + 5.000%)	8.700	06-18-27	14,367,208	14,367,208
Specialty retail 0.7%
RPC TopCo, Inc., Revolver (C)	—	08-29-31	1,136,364	1,125,000
See notes to Consolidated portfolio of investments.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-26 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
RPC TopCo, Inc., Term Loan (6 month CME Term SOFR + 4.500%)	8.245	08-29-31	7,646,544	$7,570,078
Consumer staples 9.3%				108,556,364
Consumer staples distribution and retail 2.1%
PAK Quality Foods Acquisition LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 5.750%)	9.528	12-28-29	2,673,151	2,673,151
PAK Quality Foods Acquisition LLC, Revolver (1 month CME Term SOFR + 5.750%) (C)	9.528	12-28-29	1,567,164	1,567,164
PAK Quality Foods Acquisition LLC, Term Loan (1 month CME Term SOFR + 5.750%)	9.528	12-28-29	10,422,537	10,422,537
TruSource Foods LLC, 1st Amendment Delayed Drawn Term Loan (C)	—	08-01-31	137,467	135,405
TruSource Foods LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%)	8.711	08-01-31	3,011,321	2,966,151
TruSource Foods LLC, Revolver (3 month CME Term SOFR + 5.000%) (C)	8.700	08-01-31	1,509,434	1,486,792
TruSource Foods LLC, Term Loan (3 month CME Term SOFR + 5.000%)	8.700	08-01-31	5,177,639	5,099,974
Food products 6.5%
City Line Distributors, Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	9.926	08-31-28	2,453,066	2,453,066
City Line Distributors, Revolver (C)	—	08-31-28	1,042,970	1,042,970
City Line Distributors, Term Loan (3 month CME Term SOFR + 6.000%)	9.928	08-31-28	6,101,377	6,101,377
Foodscience LLC, 2024 Delayed Draw Term Loan (3 and 6 month CME Term SOFR + 4.750%) (C)	8.451	11-14-31	7,752,743	7,655,834
Foodscience LLC, 2024 Revolver (6 month CME Term SOFR + 4.750%) (C)	8.490	11-14-31	2,430,556	2,400,174
Foodscience LLC, 2024 Term Loan B (3 month CME Term SOFR + 5.250%)	8.495	11-14-31	7,200,521	7,110,514
GSF Buyer LLC, Delayed Draw Term Loan (C)	—	04-30-31	3,629,764	3,602,541
GSF Buyer LLC, Revolver (C)	—	04-30-31	1,814,882	1,801,270
GSF Buyer LLC, Term Loan A (3 month CME Term SOFR + 4.750%)	8.417	04-30-31	5,403,811	5,363,283
Hill Country Dairies, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%) (C)	8.423	08-01-30	1,519,153	1,484,972
Hill Country Dairies, Inc., Revolver (C)	—	08-01-30	1,108,871	1,083,921
Hill Country Dairies, Inc., Term Loan A (3 month CME Term SOFR + 4.750%)	8.423	08-01-31	4,041,280	3,950,351
Tribute Bakery Upper Intermediate LLC, Delayed Draw Term Loan B (C)	—	03-18-31	805,153	797,101
Tribute Bakery Upper Intermediate LLC, Revolver (C)	—	03-18-31	1,725,328	1,708,075
Tribute Bakery Upper Intermediate LLC, Term Loan A (1 month CME Term SOFR + 5.000%)	8.668	03-18-31	21,164,021	20,952,381
Wheat Holdings LLC, Delayed Draw Term Loan (C)	—	10-15-30	2,886,598	2,864,948
Wheat Holdings LLC, Revolver (C)	—	10-15-30	1,030,928	1,023,196
Wheat Holdings LLC, Term Loan (3 month CME Term SOFR + 4.250%)	7.922	10-15-30	4,319,072	4,286,679
See notes to Consolidated portfolio of investments.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-26 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Household products 0.7%
Walnut Parent, Inc., 2022 2nd Amendment Incremental Term Loan (3 month CME Term SOFR + 2.750%)	6.567	11-09-27	2,561,216	$2,292,289
Walnut Parent, Inc., Term Loan (3 month CME Term SOFR + 5.750%)	10.100	11-09-29	6,961,170	6,230,248
Financials 3.2%				37,582,253
Capital markets 1.6%
Steward Partners Global Advisory LLC, 2025 Delayed Draw Term Loan C (1 month CME Term SOFR + 4.750%) (C)	8.418	10-14-28	8,227,249	8,144,977
Steward Partners Global Advisory LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 4.750%)	8.418	10-14-28	4,212,375	4,170,251
Steward Partners Global Advisory LLC, Revolver (C)	—	10-14-28	2,457,480	2,432,906
Steward Partners Global Advisory LLC, Term Loan (1 month CME Term SOFR + 4.750%)	8.418	10-14-28	4,135,714	4,094,357
Insurance 1.6%
Stellar Buyer LLC, 2025 1st Amendment Term Loan A (3 month CME Term SOFR + 5.000%)	8.700	11-12-30	1,953,947	1,924,638
Stellar Buyer LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%) (C)	8.700	11-12-30	5,193,502	5,115,599
Stellar Buyer LLC, Revolver (C)	—	11-12-30	2,607,616	2,568,502
Stellar Buyer LLC, Term Loan A (3 month CME Term SOFR + 5.000%)	8.700	11-12-30	9,270,075	9,131,023
Health care 24.5%				286,154,007
Health care equipment and supplies 2.7%
CPC/Cirtec Holdings, Inc., 2023 USD Term Loan (3 month CME Term SOFR + 5.000%)	8.700	01-30-29	12,125,000	12,094,688
LTC Consulting Services LLC, Revolver (C)	—	05-01-31	1,212,121	1,206,060
LTC Consulting Services LLC, Term Loan (3 month CME Term SOFR + 4.500%)	8.161	05-01-31	18,646,970	18,553,735
Health care providers and services 21.8%
Align Enta Intermediate, Inc., 2026 Long Term Delayed Draw Term Loan (C)	—	03-25-32	5,860,876	5,831,572
Align Enta Intermediate, Inc., 2026 Revolver (C)	—	03-25-32	1,465,219	1,450,567
Align Enta Intermediate, Inc., 2026 Short Term Delayed Draw Term Loan (C)	—	03-25-32	2,930,438	2,915,786
Align Enta Intermediate, Inc., 2026 Term Loan (3 month CME Term SOFR + 4.750%)	8.429	03-25-32	18,315,238	18,132,086
ARC Health Opco LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%) (C)	8.450	10-10-30	3,426,384	3,383,554
ARC Health Opco LLC, Revolver (C)	—	10-10-30	808,571	798,464
ARC Health Opco LLC, Term Loan A (3 month CME Term SOFR + 4.750%)	8.450	10-10-30	3,990,459	3,940,578
Beacon Behavioral Holdings LLC, 2025 3rd Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%) (C)	9.200	06-21-29	4,006,786	3,986,752
Beacon Behavioral Holdings LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%)	9.200	06-21-29	10,299,611	10,248,113
Beacon Behavioral Holdings LLC, Revolver (Prime rate + 4.500%) (C)	11.250	06-21-29	364,356	362,534
See notes to Consolidated portfolio of investments.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-26 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Beacon Behavioral Holdings LLC, Term Loan (3 month CME Term SOFR + 5.500%)	15.028	06-21-29	2,325,294	$2,313,668
BrightView LLC, 2026 6th Amendment Delayed Draw Term Loan A (C)	—	12-14-29	2,448,090	2,441,969
BrightView LLC, 2026 6th Amendment Delayed Draw Term Loan B (C)	—	12-14-29	458,539	455,100
BrightView LLC, 2026 6th Amendment Revolver (C)	—	12-14-29	334,319	330,975
BrightView LLC, 2026 6th Amendment Term Loan (3 month CME Term SOFR + 4.750%)	8.451	12-14-29	6,759,052	6,691,462
CRH Healthcare Purchaser, Inc., Delayed Draw Term Loan (C)	—	09-17-31	1,031,536	1,023,799
CRH Healthcare Purchaser, Inc., Revolver (C)	—	09-17-31	412,614	409,520
CRH Healthcare Purchaser, Inc., Term Loan (3 month CME Term SOFR + 5.250%)	8.950	09-17-31	4,516,062	4,482,192
Guided Practice Solutions Dental LLC, 3rd Amendment Delayed Draw Term Loan (1 month CME Term SOFR + 6.250%)	10.032	11-24-29	4,796,496	4,784,505
Guided Practice Solutions Dental LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 6.250%)	10.032	11-24-29	3,752,990	3,743,608
Guided Practice Solutions Dental LLC, Term Loan (1 month CME Term SOFR + 6.250%)	10.032	11-24-29	5,960,281	5,945,380
IMA Group Management Company LLC, 2023 Delayed Draw Term Loan (3 month CME Term SOFR + 6.750%)	10.417	06-30-28	244,458	240,791
IMA Group Management Company LLC, 2023 Revolver (1 and 3 month CME Term SOFR + 6.750%) (C)	10.418	06-30-28	821,018	808,703
IMA Group Management Company LLC, 2023 Term Loan (3 month CME Term SOFR + 6.750%)	10.417	06-30-28	9,736,216	9,590,173
In Vitro Sciences LLC, 2024 Delayed Draw Term Loan (1 month CME Term SOFR + 6.500%)	10.282	02-28-29	2,700,674	2,545,385
In Vitro Sciences LLC, 2024 Revolver (3 month CME Term SOFR + 6.500%) (C)	10.428	02-28-29	695,906	655,892
In Vitro Sciences LLC, 2024 Term Loan (1 month CME Term SOFR + 6.500%)	10.282	02-28-29	11,934,796	11,248,545
Insignia Finance Merger Sub LLC, 2023 Incremental Term Loan (3 month CME Term SOFR + 6.750%)	10.600	05-04-30	3,045,350	2,824,562
Insignia Finance Merger Sub LLC, Revolver (3 month CME Term SOFR + 6.750%)	10.600	12-23-27	1,678,305	1,556,628
Insignia Finance Merger Sub LLC, Term Loan (3 month CME Term SOFR + 6.750%)	10.600	12-23-27	5,423,266	5,030,079
MWD Management LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%)	8.800	06-15-27	3,870,000	3,870,000
MWD Management LLC, Revolver (3 month CME Term SOFR + 5.000%) (C)	8.800	06-15-27	1,000,000	1,000,000
MWD Management LLC, Term Loan (3 month CME Term SOFR + 5.000%)	8.800	06-15-27	4,825,000	4,825,000
NE Ortho Management Services LLC, 1st Amendment Incremental Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%) (C)	8.700	12-13-30	9,318,579	9,225,393
NE Ortho Management Services LLC, 1st Amendment Incremental Revolver (C)	—	12-13-30	582,411	576,587
OIS Management Services LLC, 2022 1st Lien Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%)	8.450	11-16-28	2,495,333	2,495,333
See notes to Consolidated portfolio of investments.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-26 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
OIS Management Services LLC, 2022 1st Lien Revolver (C)	—	11-16-28	769,231	$769,231
OIS Management Services LLC, 2022 Term Loan (3 month CME Term SOFR + 4.750%)	8.450	11-16-28	6,466,667	6,466,667
OIS Management Services LLC, 2024 2nd Amendment Incremental Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%)	8.450	11-16-28	1,962,715	1,962,715
OIS Management Services LLC, 2025 3rd Amendment Incremental Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%) (C)	8.450	11-16-28	2,575,487	2,575,487
Pediatric Home Respiratory Services LLC, 2024 Delayed Draw Term Loan (C)	—	12-23-30	2,625,000	2,611,875
Pediatric Home Respiratory Services LLC, 2024 Revolver (3 month CME Term SOFR + 5.500%) (C)	9.187	12-23-30	1,458,333	1,451,042
Pediatric Home Respiratory Services LLC, 2024 Term Loan (6 month CME Term SOFR + 5.500%)	9.099	12-23-30	13,282,500	13,216,087
Premier Imaging LLC, 2021 4th Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	9.961	10-31-27	1,483,691	1,083,095
Premier Imaging LLC, 2021 4th Amendment Term Loan (3 month CME Term SOFR + 6.000%)	9.961	10-31-27	5,530,774	4,037,465
Redwood MSO LLC, 2024 Delayed Draw Term Loan (1 and 3 month CME Term SOFR + 5.500%) (C)	9.193	12-20-29	2,290,812	2,262,177
Redwood MSO LLC, 2024 Revolver (3 month CME Term SOFR + 5.500%) (C)	9.200	12-20-29	983,146	970,857
Redwood MSO LLC, 2024 Term Loan (3 month CME Term SOFR + 5.500%)	9.200	12-20-29	14,045,061	13,869,498
Refocus Management Services LLC, 2025 2nd Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 5.000% and 3 month CME Term SOFR + 5.500%)	9.072	02-14-29	5,641,769	5,627,665
Refocus Management Services LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%)	8.661	02-14-29	2,278,984	2,273,286
Refocus Management Services LLC, Revolver (C)	—	02-14-29	460,526	459,375
Refocus Management Services LLC, Term Loan (3 month CME Term SOFR + 5.000%)	8.700	02-14-29	5,867,105	5,852,437
Southern Orthodontic Partners Management LLC, 2025 7th Amendment Delayed Draw Term Loan (1 and 3 month CME Term SOFR + 4.750%) (C)	8.427	07-27-26	1,082,242	1,074,125
Southern Orthodontic Partners Management LLC, 2026 8th Amendment Delayed Draw Term Loan (C)	—	07-27-29	3,183,440	3,169,513
Southern Orthodontic Partners Management LLC, 2026 8th Amendment Revolver (C)	—	07-27-29	943,377	935,122
Southern Orthodontic Partners Management LLC, 2026 8th Amendment Term Loan (3 month CME Term SOFR + 4.750%)	8.407	07-27-29	17,768,521	17,613,047
The Smilist DSO LLC, 2024-1 Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	9.700	04-04-29	3,017,384	3,017,384
The Smilist DSO LLC, 2024-2 Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	9.700	04-04-29	2,423,222	2,398,990
The Smilist DSO LLC, 2024-3 Delayed Draw Term Loan (3 month CME Term SOFR + 5.250%) (C)	8.950	04-04-29	34,957	34,957
The Smilist DSO LLC, Revolver (C)	—	04-04-29	614,035	614,035
The Smilist DSO LLC, Term Loan (3 month CME Term SOFR + 6.000%)	9.700	04-04-29	11,160,855	11,160,855
See notes to Consolidated portfolio of investments.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-26 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Wildcat Purchaser LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 4.500%) (C)	8.200	05-08-31	2,500,391	$2,475,387
Wildcat Purchaser LLC, Revolver (C)	—	05-08-31	833,959	825,619
Wildcat Purchaser LLC, Term Loan A (3 month CME Term SOFR + 4.500%)	8.200	05-08-31	5,380,077	5,326,276
Industrials 49.1%				573,558,542
Air freight and logistics 0.6%
PNB Holdings III LLC, Delayed Draw Term Loan (C)	—	09-17-30	1,875,000	1,870,313
PNB Holdings III LLC, Revolver (C)	—	09-17-30	1,250,000	1,246,875
PNB Holdings III LLC, Term Loan (6 month CME Term SOFR + 4.500%)	8.098	09-17-30	3,693,750	3,684,516
Building products 2.6%
DAWGS Intermediate Holding Company, Revolver (3 month CME Term SOFR + 4.500%) (C)	8.188	03-28-31	1,081,596	1,078,892
DAWGS Intermediate Holding Company, Term Loan A (3 month CME Term SOFR + 4.500%)	8.200	03-28-31	4,368,781	4,357,859
Integrated Openings Solutions LLC, 2025 4th Amendment Term Loan (3 month CME Term SOFR + 5.000%)	8.661	11-20-29	895,855	882,417
Integrated Openings Solutions LLC, 2025 5th Amendment Additional Term Loan (3 month CME Term SOFR + 5.000%)	8.661	11-20-29	169,271	166,732
Integrated Openings Solutions LLC, Delayed Draw Term Loan Tranche 1 (3 month CME Term SOFR + 5.000%)	8.661	11-20-29	6,261,948	6,168,018
Integrated Openings Solutions LLC, Revolver (3 month CME Term SOFR + 5.000%) (C)	8.661	11-20-29	579,212	570,524
Vybond Buyer LLC, Delayed Draw Term Loan (C)	—	02-03-32	3,066,589	3,043,589
Vybond Buyer LLC, Revolver (C)	—	02-03-32	2,299,942	2,282,692
Vybond Buyer LLC, Term Loan (3 month CME Term SOFR + 4.750%)	8.450	02-03-32	12,042,469	11,952,150
Commercial services and supplies 12.6%
Air Buyer, Inc., Revolver (Prime rate + 4.500%) (C)	11.250	07-23-30	615,530	586,293
Air Buyer, Inc., Term Loan (3 month CME Term SOFR + 5.500%)	9.171	07-23-30	6,062,973	5,774,982
American Combustion Industries, Inc., Delayed Draw Term Loan A (1 month CME Term SOFR + 5.250%)	9.018	08-31-28	1,225,495	1,167,284
American Combustion Industries, Inc., Delayed Draw Term Loan B (1 month CME Term SOFR + 5.250%) (C)	9.018	08-31-28	1,461,741	1,392,308
American Combustion Industries, Inc., Revolver (1 month CME Term SOFR + 5.250%) (C)	9.018	08-31-28	548,729	522,664
American Combustion Industries, Inc., Term Loan (1 month CME Term SOFR + 5.250%)	9.018	08-31-28	3,564,920	3,395,586
BCTS Parent LLC, 2025 Incremental Delayed Draw Term Loan (C)	—	12-26-29	5,586,942	5,586,942
BCTS Parent LLC, 2026 Delayed Draw Term Loan (C)	—	12-26-31	8,409,118	8,409,118
BCTS Parent LLC, 2026 Term Loan (3 month CME Term SOFR + 4.750%)	—	12-26-31	445,189	445,189
BCTS Parent LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 5.000%) (C)	8.667	12-26-29	4,853,022	4,853,022
BCTS Parent LLC, Revolver (C)	—	12-26-29	3,751,037	3,751,037
See notes to Consolidated portfolio of investments.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-26 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
BCTS Parent LLC, Term Loan (3 month CME Term SOFR + 5.000%)	8.673	12-26-29	6,930,167	$6,930,167
Beary Landscaping LLC, 2025 3rd Amendment Term Loan A (1 month CME Term SOFR + 5.000%)	8.670	12-21-29	620,882	620,882
Beary Landscaping LLC, 2025 4th Amendment Term Loan A (1 month CME Term SOFR + 5.000%)	8.671	12-21-29	288,944	288,944
Beary Landscaping LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 5.000%)	8.676	11-22-29	2,091,549	2,091,549
Beary Landscaping LLC, Revolver (1 month CME Term SOFR + 5.000%) (C)	8.676	11-22-29	2,112,676	2,112,676
Beary Landscaping LLC, Term Loan (1 month CME Term SOFR + 5.000%)	8.668	11-22-29	10,532,218	10,532,218
Diverzify Intermediate LLC, 2024 9th Amendment Term Loan (6 month CME Term SOFR + 5.750%)	9.816	05-11-27	10,882,059	10,882,059
Diverzify Intermediate LLC, 2026 17th Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 5.750%)	9.466	05-11-27	445,441	445,441
Diverzify Intermediate LLC, 2026 17th Amendment Roll Up Priority Term Loan (Prime rate + 9.000%)	10.000	05-11-27	445,441	445,441
Identiti Resources LLC, 2025 1st Amendment Term Loan (1 month CME Term SOFR + 4.750%)	8.418	11-01-29	9,398,246	9,327,759
Identiti Resources LLC, Revolver (C)	—	11-01-29	810,937	804,855
MC Group Ventures Corp., 2021 Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%) (C)	9.270	06-30-27	2,496,612	2,446,680
MC Group Ventures Corp., 2021 Revolver (Prime rate + 4.500%) (C)	11.250	06-30-27	940,073	921,271
MC Group Ventures Corp., 2021 Term Loan (3 month CME Term SOFR + 5.500%)	9.267	06-30-27	3,946,071	3,867,150
MC Group Ventures Corp., 2024 Incremental Delayed Draw Term Loan (3 month CME Term SOFR + 5.250%) (C)	9.007	06-30-27	2,111,079	2,058,302
MC Group Ventures Corp., 2024 Incremental Term Loan (3 month CME Term SOFR + 5.250%)	9.017	06-30-27	2,212,411	2,157,100
Renovation Systems LLC, 2024 2nd Amendment Delayed Draw Term Loan B (3 month CME Term SOFR + 6.000%)	9.700	01-23-28	1,236,905	1,128,676
Renovation Systems LLC, 2024 2nd Amendment Revolver (3 and 6 month CME Term SOFR + 6.000%)	9.674	01-23-28	626,313	571,510
Renovation Systems LLC, 2024 2nd Amendment Term Loan (3 month CME Term SOFR + 6.000%)	9.700	01-23-28	13,782,629	12,576,649
Renovation Systems LLC, 2024 Delayed Draw Term Loan C (6 month CME Term SOFR + 6.000%) (C)	9.644	01-23-28	1,622,714	1,480,727
Security Services Acquisition Sub Corp., 2023 7th Amendment Delayed Draw Term Loan (1 month CME Term SOFR + 5.750%)	9.518	09-30-27	881,156	870,142
Security Services Acquisition Sub Corp., 2023 Eighth Amendment Delayed Draw Term Loan (1 month CME Term SOFR + 5.750%)	9.518	09-30-27	5,782,037	5,709,762
Security Services Acquisition Sub Corp., 2024 11th Amendment Term Loan A (1 month CME Term SOFR + 5.750%)	9.518	09-30-27	2,600,115	2,567,614
Security Services Acquisition Sub Corp., 2024 12th Amendment Term Loan A (1 month CME Term SOFR + 5.750%)	9.518	09-30-27	3,411,232	3,368,591
StartKleen Legacy Holdings LLC, Delayed Draw Term Loan (C)	—	03-14-31	3,663,004	3,644,689
See notes to Consolidated portfolio of investments.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-26 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
StartKleen Legacy Holdings LLC, Revolver (C)	—	03-14-31	2,930,403	$2,915,751
StartKleen Legacy Holdings LLC, Term Loan A (1 month CME Term SOFR + 4.500%)	8.175	03-14-31	9,065,934	9,020,604
XpressMyself.com LLC, 2023 Incremental Term Loan (3 month CME Term SOFR + 5.750%)	9.512	09-07-28	2,431,250	2,431,250
XpressMyself.com LLC, Revolver (C)	—	09-07-28	1,470,588	1,459,559
XpressMyself.com LLC, Term Loan (3 month CME Term SOFR + 5.500%)	9.269	09-07-28	8,230,882	8,169,151
Construction and engineering 2.5%
AC Titan Acquisition LLC, Delayed Draw Term Loan (C)	—	02-27-32	15,000,000	14,925,000
AC Titan Acquisition LLC, Revolver (C)	—	02-27-32	5,000,000	4,975,000
Magic Valley Electric LLC, Delayed Draw Term Loan (C)	—	04-07-31	4,360,719	4,317,111
Magic Valley Electric LLC, Revolver (C)	—	04-07-31	872,144	863,422
Magic Valley Electric LLC, Term Loan (1 month CME Term SOFR + 4.500%)	8.178	04-07-31	3,885,400	3,846,546
Machinery 3.5%
Lindstrom LLC, 2025 Revolver (3 month CME Term SOFR + 5.500%) (C)	9.245	12-30-32	1,273,439	1,247,970
Lindstrom LLC, 2025 Term Loan (3 month CME Term SOFR + 5.500%)	9.245	12-30-32	8,627,551	8,455,000
Rapid Buyer LLC, Delayed Draw Term Loan (C)	—	10-15-30	3,418,906	3,341,981
Rapid Buyer LLC, Revolver (C)	—	10-15-30	1,709,453	1,670,990
Rapid Buyer LLC, Term Loan (6 month CME Term SOFR + 4.750%)	8.379	10-15-30	6,243,606	6,103,125
Specialty Manufacturing Holdings LLC, Delayed Draw Term Loan (C)	—	03-31-33	3,102,381	3,086,869
Specialty Manufacturing Holdings LLC, Revolver (3 month CME Term SOFR + 4.500%) (C)	8.200	03-31-33	1,380,952	1,367,143
Specialty Manufacturing Holdings LLC, Term Loan (3 month CME Term SOFR + 4.500%)	8.200	03-31-33	15,678,571	15,521,786
Professional services 14.5%
CPS Holdco, Inc., Delayed Draw Term Loan A (3 month CME Term SOFR + 4.750%)	8.423	03-28-31	3,884,565	3,826,297
CPS Holdco, Inc., Delayed Draw Term Loan B (3 month CME Term SOFR + 4.750%) (C)	8.411	03-28-31	4,279,826	4,215,629
CPS Holdco, Inc., Revolver (C)	—	03-28-31	2,014,652	1,984,432
CPS Holdco, Inc., Term Loan (3 month CME Term SOFR + 4.750%)	8.450	03-28-31	7,533,791	7,420,784
Galloway & Company LLC, Delayed Draw Term Loan (C)	—	05-05-31	5,253,940	5,240,805
Galloway & Company LLC, Revolver (C)	—	05-05-31	1,751,314	1,746,936
Galloway & Company LLC, Term Loan (3 month CME Term SOFR + 4.250%)	7.950	05-05-31	11,471,979	11,443,299
Health Management Associates, Inc., 2023 Delayed Draw Term Loan (3 month CME Term SOFR + 6.250%)	10.011	03-30-29	1,258,268	1,258,268
Health Management Associates, Inc., 2023 Revolver (C)	—	03-30-29	1,223,635	1,223,635
Health Management Associates, Inc., 2023 Term Loan A (3 month CME Term SOFR + 6.250%)	10.011	03-30-29	9,735,375	9,735,375
See notes to Consolidated portfolio of investments.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-26 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services (continued)
Health Management Associates, Inc., 2026 1st Amendment Term Loan A (3 month CME Term SOFR + 5.250%)	8.961	03-30-29	8,426,532	$8,342,267
Health Management Associates, Inc., 2026 Delayed Draw Term Loan B (C)	—	03-30-29	1,345,762	1,339,033
HMN Acquirer Corp., Delayed Draw Term Loan (C)	—	11-05-31	1,591,435	1,583,478
HMN Acquirer Corp., Revolver (C)	—	11-05-31	954,861	950,087
HMN Acquirer Corp., Term Loan (3 month CME Term SOFR + 4.500%)	8.200	11-05-31	4,274,595	4,253,222
Kofile, Inc., 2026 7th Amendment Delayed Draw Term Loan (1 month CME Term SOFR + 4.500%) (C)	8.162	12-31-28	12,625,000	12,561,875
Kofile, Inc., 2026 7th Amendment Revolver (C)	—	12-31-28	2,500,000	2,487,500
Kofile, Inc., 2026 7th Amendment Term Loan A (1 month CME Term SOFR + 4.500%)	8.200	12-31-28	14,875,000	14,800,625
Management Consulting & Research LLC, 2022 1st Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%)	8.450	10-29-27	2,675,538	2,668,849
Management Consulting & Research LLC, 2025 5th Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%) (C)	8.450	08-16-27	10,221,064	10,195,511
Management Consulting & Research LLC, Revolver (C)	—	08-16-27	909,498	907,224
Management Consulting & Research LLC, Term Loan (3 month CME Term SOFR + 4.750%)	8.450	08-16-27	6,071,031	6,055,853
Markon LLC, 2026 Delayed Draw Term Loan (C)	—	11-05-30	16,406,250	16,242,188
Markon LLC, Term Loan (3 month CME Term SOFR + 5.000%)	8.663	11-05-30	7,013,494	6,943,359
Purple Cow Buyer LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%) (C)	8.684	11-05-30	1,504,202	1,496,681
Purple Cow Buyer LLC, Revolver (3 month CME Term SOFR + 5.000%) (C)	8.660	11-05-30	401,317	399,311
Purple Cow Buyer LLC, Term Loan (3 month CME Term SOFR + 5.000%)	8.660	11-05-30	2,377,804	2,365,915
Rome Borrower LLC, Delayed Draw Term Loan (C)	—	01-14-33	3,217,934	3,185,754
Rome Borrower LLC, Revolver (C)	—	01-14-33	1,087,303	1,076,430
Rome Borrower LLC, Term Loan (3 month CME Term SOFR + 4.250%)	7.950	01-14-33	4,022,417	3,982,193
ToxStrategies LLC, Closing Date Term Loan (3 month CME Term SOFR + 4.750%)	8.450	11-12-31	7,340,546	7,285,492
ToxStrategies LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%) (C)	8.450	11-12-31	1,797,719	1,784,236
ToxStrategies LLC, Revolver (C)	—	11-12-31	840,336	834,034
WeLocalize, Inc., 2019 Delayed Draw Term Loan (6 month CME Term SOFR + 5.000%)	8.695	05-31-27	1,054,319	1,043,776
WeLocalize, Inc., 2021 Revolver (Prime rate + 4.000% and 1 and 6 month CME Term SOFR + 5.000%) (C)	9.256	06-23-26	878,327	869,544
WeLocalize, Inc., 2021 Term Loan A (6 month CME Term SOFR + 5.000%)	8.845	05-31-27	4,153,978	4,112,438
WeLocalize, Inc., Incremental Term Loan (6 month CME Term SOFR + 5.000%)	8.825	06-23-26	3,160,925	3,129,316
See notes to Consolidated portfolio of investments.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-26 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors 12.8%
Crane Engineering Sales LLC, 2025 1st Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%)	8.415	08-27-29	1,773,339	$1,768,906
Crane Engineering Sales LLC, 2025 1st Amendment Incremental Term Loan (3 month CME Term SOFR + 4.750%)	8.450	08-27-29	641,703	640,099
Crane Engineering Sales LLC, 2026 2nd Amendment Delayed Draw Term Loan (C)	—	08-27-29	7,898,829	7,879,082
Crane Engineering Sales LLC, 2026 2nd Amendment Incremental Term Loan (3 month CME Term SOFR + 4.750%)	8.417	08-27-29	4,739,298	4,727,449
Crane Engineering Sales LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%)	8.450	08-27-29	5,888,678	5,873,956
Crane Engineering Sales LLC, Revolver (C)	—	08-27-29	2,197,400	2,191,906
Crane Engineering Sales LLC, Term Loan (3 month CME Term SOFR + 4.750%)	8.450	08-27-29	6,825,000	6,807,938
Genuine Cable Group LLC, 2022 3rd Amendment Incremental Term Loan (1 month CME Term SOFR + 5.250%)	9.018	11-02-26	9,650,000	9,577,625
Genuine Cable Group LLC, 2026 5th Amendment Incremental Term Loan (3 month CME Term SOFR + 5.250%)	8.910	05-03-27	13,098,655	13,000,415
Krayden Holdings, Inc., Delayed Draw Term Loan A (3 month CME Term SOFR + 4.750%)	8.450	03-01-29	1,473,242	1,458,510
Krayden Holdings, Inc., Delayed Draw Term Loan B (3 month CME Term SOFR + 4.750%)	8.450	03-01-29	1,473,242	1,458,510
Krayden Holdings, Inc., Revolver (3 month CME Term SOFR + 4.750%) (C)	8.450	03-01-29	1,562,500	1,546,875
Krayden Holdings, Inc., Term Loan A (3 month CME Term SOFR + 4.750%)	8.450	03-01-29	7,729,688	7,652,391
M&D Midco, Inc., 2024 1st Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	9.823	08-31-28	5,029,788	4,891,469
M&D Midco, Inc., 2024 3rd Amendment Delayed Draw Term Loan (C)	—	08-31-28	833,926	810,993
M&D Midco, Inc., 2024 3rd Amendment Term Loan (3 month CME Term SOFR + 6.000%)	9.823	08-31-28	1,166,628	1,134,546
M&D Midco, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	9.823	08-31-28	2,235,998	2,174,508
M&D Midco, Inc., Revolver (1 and 3 month CME Term SOFR + 6.000%) (C)	9.802	08-31-28	1,563,752	1,520,749
M&D Midco, Inc., Term Loan (3 month CME Term SOFR + 6.000%)	9.823	08-31-28	6,330,046	6,155,970
SBP Holding LP, 2023 1st Lien Delayed Draw Term Loan (1 month CME Term SOFR + 6.500%)	10.168	12-24-29	1,429,839	1,397,667
SBP Holding LP, 2023 Revolver (1 and 3 month CME Term SOFR + 6.500%) (C)	10.168	12-24-29	1,451,613	1,418,952
SBP Holding LP, 2023 Term Loan (1 month CME Term SOFR + 6.500%)	10.168	12-24-29	11,885,081	11,617,666
SurfacePrep Buyer LLC, 2025 Incremental Delayed Draw Term Loan (6 month CME Term SOFR + 5.000%) (C)	8.641	02-04-30	1,237,277	1,237,277
SurfacePrep Buyer LLC, Delayed Draw Term Loan (6 month CME Term SOFR + 5.000%)	8.671	02-04-30	1,964,539	1,964,539
SurfacePrep Buyer LLC, Revolver (6 month CME Term SOFR + 5.000%) (C)	8.619	02-04-30	1,986,301	1,986,301
See notes to Consolidated portfolio of investments.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-26 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
SurfacePrep Buyer LLC, Term Loan (6 month CME Term SOFR + 5.000%)	8.619	02-04-30	10,343,168	$10,343,168
Tilley Chemical Company, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	9.850	12-31-26	1,300,486	1,154,182
Tilley Chemical Company, Inc., Revolver (3 month CME Term SOFR + 6.000%) (C)	9.825	12-31-26	1,433,761	1,272,463
Tilley Chemical Company, Inc., Term Loan A (3 month CME Term SOFR + 6.000%)	9.850	12-31-26	5,766,625	5,117,880
WWEC Holdings III Corp., 2024 Incremental Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%)	8.700	10-03-28	831,484	831,484
WWEC Holdings III Corp., Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%)	8.700	10-03-28	1,517,857	1,517,857
WWEC Holdings III Corp., Revolver (C)	—	10-03-28	2,166,827	2,166,827
WWEC Holdings III Corp., Term Loan (3 month CME Term SOFR + 5.000%)	8.700	10-03-28	6,952,795	6,952,795
Xenon Arc, Inc., 2024-1 Term Loan (3 month CME Term SOFR + 5.750%)	9.520	12-20-28	17,193,750	17,021,813
Xenon Arc, Inc., 2025-1 Term Loan (3 month CME Term SOFR + 5.750%)	9.550	12-20-28	2,561,625	2,536,009
Information technology 15.6%				182,430,928
IT services 7.8%
AC Blackpoint Acquisition, Inc., 2025 1st Amendment Delayed Draw Term Loan C (C)	—	12-31-30	719,424	714,029
AC Blackpoint Acquisition, Inc., 2025 1st Amendment Delayed Draw Term Loan D (C)	—	12-31-30	719,424	714,029
AC Blackpoint Acquisition, Inc., 2025 1st Amendment Delayed Draw Term Loan E (C)	—	12-31-30	719,424	714,029
AC Blackpoint Acquisition, Inc., Delayed Draw Term Loan A (3 and 6 month CME Term SOFR + 5.000%)	8.764	12-31-30	2,936,441	2,914,417
AC Blackpoint Acquisition, Inc., Delayed Draw Term Loan B (3 month CME Term SOFR + 5.000%) (C)	8.700	12-31-30	2,947,860	2,925,751
AC Blackpoint Acquisition, Inc., Revolver (C)	—	12-31-30	1,483,051	1,471,928
AC Blackpoint Acquisition, Inc., Term Loan (3 month CME Term SOFR + 5.000%)	8.700	12-31-30	9,519,333	9,447,938
AIDC IntermediateCo LLC, Term Loan (1 month CME Term SOFR + 5.250%)	8.918	07-22-27	9,675,000	9,665,325
Cyber Advisors LLC, Delayed Draw Term Loan (C)	—	03-12-32	6,648,936	6,615,691
Cyber Advisors LLC, Revolver (C)	—	03-12-32	1,773,050	1,755,319
Cyber Advisors LLC, Term Loan (3 month CME Term SOFR + 4.750%)	8.425	03-12-32	7,535,461	7,460,106
Hy-Tek Opco LLC, Revolver (C)	—	09-19-28	896,781	892,297
Hy-Tek Opco LLC, Term Loan (3 month CME Term SOFR + 5.500%)	9.200	09-19-28	4,729,172	4,705,526
Jetson Buyer, Inc., Revolver (Prime rate + 4.500%) (C)	11.250	04-09-30	720,941	719,138
Jetson Buyer, Inc., Term Loan (3 month CME Term SOFR + 5.500%)	9.200	04-09-30	4,179,112	4,168,664
Magna5 MS LLC, Delayed Draw Term Loan A (C)	—	02-02-32	1,223,802	1,211,564
Magna5 MS LLC, Delayed Draw Term Loan B (C)	—	02-02-32	1,223,802	1,211,564
Magna5 MS LLC, Delayed Draw Term Loan C (C)	—	02-02-32	1,223,802	1,211,564
See notes to Consolidated portfolio of investments.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-26 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services (continued)
Magna5 MS LLC, Delayed Draw Term Loan D (C)	—	02-02-32	1,223,802	$1,211,564
Magna5 MS LLC, Revolver (3 month CME Term SOFR + 4.500%) (C)	8.200	02-02-32	1,841,317	1,822,904
Magna5 MS LLC, Term Loan (3 month CME Term SOFR + 4.500%)	8.200	02-02-32	9,700,599	9,603,593
Nxgen Buyer, Inc., 2021 Term Loan (1 month CME Term SOFR + 4.750%)	8.418	11-01-27	2,153,943	2,143,173
Nxgen Buyer, Inc., 2025 12th Amendment Incremental Term Loan (1 month CME Term SOFR + 4.750%)	8.418	11-01-27	728,848	725,204
Nxgen Buyer, Inc., Term Loan (1 month CME Term SOFR + 4.750%)	8.418	11-01-27	4,722,922	4,699,307
OptConnect Management LLC, 11th Amendment Delayed Draw Term Loan A (C)	—	09-30-28	1,813,499	1,795,364
OptConnect Management LLC, 11th Amendment Delayed Draw Term Loan B (C)	—	09-30-28	1,813,499	1,795,364
OptConnect Management LLC, 11th Amendment Revolver (1 and 3 month CME Term SOFR + 4.750%) (C)	8.422	11-22-28	414,514	410,369
OptConnect Management LLC, 11th Amendment Term Loan A (1 month CME Term SOFR + 4.750%)	8.418	09-30-28	8,849,113	8,760,622
Software 7.8%
Andretti Buyer LLC, 2026 Delayed Draw Term Loan (C)	—	01-28-33	1,924,722	1,905,475
Andretti Buyer LLC, 2026 Revolver (C)	—	01-28-33	1,924,722	1,905,475
Andretti Buyer LLC, 2026 Term Loan B (3 month CME Term SOFR + 4.500%)	8.200	01-28-33	23,096,664	22,865,700
Chime Merger Sub LLC, Revolver (C)	—	10-11-32	523,122	516,583
Chime Merger Sub LLC, Term Loan (3 month CME Term SOFR + 4.750%)	8.450	10-11-32	4,446,537	4,390,955
QM Buyer, Inc., Delayed Draw Term Loan (C)	—	12-06-30	3,888,889	3,888,889
QM Buyer, Inc., Revolver (C)	—	12-06-30	1,944,444	1,944,444
QM Buyer, Inc., Term Loan (3 month CME Term SOFR + 4.750%)	8.450	12-06-30	11,520,833	11,520,833
Trimech Acquisition Corp., 2025 3rd Amendment Term Loan (3 month CME Term SOFR + 4.750%)	8.450	03-10-28	2,623,880	2,623,880
Trimech Acquisition Corp., 2026 4th Amendment Delayed Draw Term Loan (C)	—	03-10-28	4,552,603	4,552,603
Trimech Acquisition Corp., 2026 4th Amendment Term Loan (3 month CME Term SOFR + 4.750%)	8.383	03-10-28	4,552,603	4,552,603
Trimech Acquisition Corp., Revolver (C)	—	03-10-28	1,315,303	1,315,303
Trimech Acquisition Corp., Term Loan (3 month CME Term SOFR + 4.750%)	8.450	03-10-28	8,336,842	8,336,842
Yeager Buyer LLC, Delayed Draw Term Loan (C)	—	02-04-32	5,555,556	5,500,000
Yeager Buyer LLC, Revolver (3 month CME Term SOFR + 4.750%) (C)	8.411	02-04-32	2,777,778	2,750,000
Yeager Buyer LLC, Term Loan A (3 month CME Term SOFR + 4.750%)	8.411	02-04-32	12,500,000	12,375,000
Materials 6.6%				76,854,252
Chemicals 5.8%
Chemtron Supply LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%)	8.434	03-02-29	4,088,542	4,057,878
See notes to Consolidated portfolio of investments.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-26 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Chemtron Supply LLC, Revolver (C)	—	03-02-29	2,083,333	$2,067,708
Chemtron Supply LLC, Term Loan (3 month CME Term SOFR + 4.750%)	8.450	03-02-29	6,051,875	6,006,486
Chroma Color Corp., Delayed Draw Term Loan (3 month CME Term SOFR + 4.250%)	7.950	04-23-29	2,057,292	2,052,148
Chroma Color Corp., Revolver (C)	—	04-21-29	833,333	831,250
Chroma Color Corp., Term Loan (3 month CME Term SOFR + 4.250%)	7.917	04-23-29	9,319,792	9,296,492
Matrix US Bidco, Inc., Delayed Draw Term Loan (C)	—	03-23-33	6,661,346	6,628,040
Matrix US Bidco, Inc., Revolver (C)	—	03-23-33	2,664,539	2,637,893
Matrix US Bidco, Inc., Term Loan (3 month CME Term SOFR + 4.500%)	8.185	03-23-33	14,483,639	14,338,803
Seawolf Buyer LLC, Delayed Draw Term Loan (C)	—	08-08-31	2,450,980	2,420,343
Seawolf Buyer LLC, Revolver (C)	—	08-08-31	2,450,980	2,420,343
Seawolf Buyer LLC, Term Loan (3 month CME Term SOFR + 5.000%)	8.640	08-08-31	15,022,549	14,834,767
Paper and forest products 0.8%
I.D. Images Acquisition LLC, Incremental Term Loan 5 (1 month CME Term SOFR + 5.750%)	9.518	07-30-26	9,285,315	9,262,101

	Shares/Units	Value

Equity (A) 0.4%		$3,858,981
(Cost $5,527,832)
Consumer discretionary 0.1%		1,189,749
Diversified consumer services 0.1%
P.J. Fitzpatrick LLC	6,667	813,334
Hotels, restaurants and leisure 0.0%
Rocket Group Holdings LLC, Class A Units	283,019	376,415
Consumer staples 0.0%		366,606
Food products 0.0%
GSF Group Holdings LP, Class A-2 Units	363	366,606
Financials 0.0%		266,963
Insurance 0.0%
Stellar Parent LLC, Class A Units	322	266,963
Industrials 0.1%		531,657
Machinery 0.1%
Rapid Aggregator LLC	365	295,393
Professional services 0.0%
CPS Investors LP, Class A Units	2,747	236,264
Information technology 0.1%		417,505
IT services 0.1%
AC BlackPoint Holdings LLC, Class A-1 Units	469	417,505
See notes to Consolidated portfolio of investments.

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-26 (unaudited)

	Shares/Units	Value
Materials 0.1%		$1,086,501
Containers and packaging 0.1%
Comar Aggregator Company LLC, Class A Units	2,782	1,086,501

	Yield (%)	Shares	Value

Short-term investments 0.9%			$10,791,147
(Cost $10,791,147)
Short-term funds 0.9%			10,791,147
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5918(D)	10,791,147	10,791,147

Total investments (Cost $1,510,907,686) 128.7%	$1,503,542,223
Less unfunded loan commitments (30.9%)	(360,834,441)
Net investments (Cost $1,150,073,245) 97.8%	$1,142,707,782
Other assets and liabilities, net 2.2%	25,792,618
Total net assets 100.0%	$1,168,500,400

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
CME	CME Group Published Rates
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	Senior loans are variable rate obligations which generally pay interest rates that are periodically redetermined by reference to a base lending rate and spread, which are both subject to change. The rate shown represents the rate at period end.
(C)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread of the funded portion, if any. No interest rate is determined for unfunded positions. See Notes to Consolidated portfolio of investments for more information.
(D)	The rate shown is the annualized seven-day yield as of 3-31-26.
See notes to Consolidated portfolio of investments.

John Hancock GA Senior Loan Trust
Notes to Consolidated portfolio of investments 3-31-26 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in senior loans. Manulife Investment Management Private Markets (US) LLC (the Advisor), assisted by its Pricing Committee (composed of officers of the Advisor and its affiliates), determines the fair value of the fund’s securities that are not publicly traded or whose market prices are not readily available pursuant to procedures established by the Advisor and adopted by the Board of Trustees. In connection with that determination, portfolio valuations are prepared in accordance with the Advisor’s valuation policy using valuation obtained from independent valuation firms and/or proprietary models.
Valuation techniques include discounted cash flow models, comparison with similar instruments for which  observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates. For senior loans, the fund uses valuations from independent valuation firms, which are based on models developed from recognized US GAAP valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is typically valued at the price on the exchange where the security was acquired or most likely will be sold. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
The Pricing Committee engages in oversight activities with respect to pricing vendors, which includes, among other things, back-testing of pricing vendor prices against actual trades, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these vendors. Nevertheless, market quotations, official closing prices, or information furnished by a pricing vendor could be inaccurate, which could lead to a security being valued incorrectly.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Senior loan investments are measured at fair value based on the present value of the expected cash flows of the loans. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of senior loan investments include prepayment estimates, determination of the discount rate based on the

John Hancock GA Senior Loan Trust
Notes to Consolidated portfolio of investments 3-31-26 (unaudited)

risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the independent valuation firm believes that a third-party market participant would take into account in pricing a transaction. Senior loan investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.
Equity investments that do not have a counterparty trading in public market will be fair valued as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. Private equities rely primarily on the use of significant unobservable inputs, which require significant judgment and, accordingly, are classified as Level 3.
Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2026 by major security category or type:
	Total value at 3-31-26	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Senior loans (less unfunded loan commitments)	$1,128,057,654	—	—	$1,128,057,654
Equity	3,858,981	—	—	3,858,981
Short-term investments	10,791,147	$10,791,147	—	—
Total investments in securities	$1,142,707,782	$10,791,147	—	$1,131,916,635
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
	Senior loans	Equity	Total
Balance as of 12-31-25	$940,088,147	$3,935,878	$944,024,025
Purchases	248,161,758	—	248,161,758
Sales	(58,230,144)	—	(58,230,144)
Realized gain (loss)	246,096	—	246,096
Net amortization of (premium) discount	861,248	—	861,248
Change in unrealized appreciation (depreciation)	(3,069,451)	(76,897)	(3,146,348)
Balance as of 3-31-26	$1,128,057,654	$3,858,981	$1,131,916,635
Change in unrealized appreciation (depreciation) at period end[1]	$(3,133,953)	$(76,897)	$(3,210,850)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 3-31-26	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Senior loans	$1,036,984,257	Discounted cash flow	Discount rate	7.79% - 22.00%	9.68%

John Hancock GA Senior Loan Trust
Notes to Consolidated portfolio of investments 3-31-26 (unaudited)

	Fair Value at 3-31-26	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
	85,952,837	Recent transaction	Transaction price	$99.00 - $100.00	$99.01
	5,120,560	Market comparable	EV / LTM EBITDA Multiple	8.00x	8.00x
	$1,128,057,654

Equity	$3,858,981	Market comparable	EV / LTM EBITDA Multiple	7.75x - 13.50x	10.39x

Total	$1,131,916,635
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of March 31, 2026 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
EV / LTM EBITDA Multiple	Increase	Decrease
Transaction price	Increase	Decrease
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
As of March 31, 2026, the fund had the following unfunded commitments outstanding:
Unfunded Senior Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
4M Capital, Ltd.	—	$2,310,000	$12,127
AC Blackpoint Acquisition, Inc.	$3,151,916	1,483,051	(3,880)
AC Titan Acquisition LLC	15,000,000	5,000,000	23,178
Air Buyer, Inc.	—	203,125	(7,076)
Align Enta Intermediate, Inc.	8,791,314	1,465,219	(180)
All Glass & Window Holdings, Inc.	1,831,502	2,197,802	8,742
American Combustion Industries, Inc.	1,309,633	91,455	(57,907)
Andretti Buyer LLC	1,924,722	1,924,722	(10,301)
ARC Health Opco LLC	2,645,644	808,571	(4,000)
BCTS Parent LLC	16,149,552	3,751,037	132,309
Beacon Behavioral Holdings LLC	3,355,282	145,742	13,686
Beary Landscaping LLC	—	1,732,394	21,520
BrightView LLC	2,906,629	334,319	(4,303)
Capital Construction LLC	—	470,958	(9,212)
Chemtron Supply LLC	—	2,083,333	15,262
Chime Merger Sub LLC	—	523,122	(1,655)

John Hancock GA Senior Loan Trust
Notes to Consolidated portfolio of investments 3-31-26 (unaudited)

Unfunded Senior Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
Chroma Color Corp.	—	833,333	10,835
City Line Distributors	—	1,042,970	14,481
CPS Holdco, Inc.	3,757,326	2,014,652	(37,728)
Crane Engineering Sales LLC	7,898,829	2,197,400	38,479
CRH Healthcare Purchaser, Inc.	1,031,536	412,614	(2,363)
Cyber Advisors LLC	6,648,936	1,773,050	(451)
DAWGS Intermediate Holding Company	—	938,825	5,786
Eastern Communications Solutions, Inc.	—	3,008,596	13,309
Foodscience LLC	5,201,389	2,138,889	(34,324)
Galloway & Company LLC	5,253,940	1,751,313	42,238
GarageCo Intermediate II LLC	5,387,205	1,616,162	4,116
GSF Buyer LLC	3,629,764	1,814,882	5,461
Health Management Associates, Inc.	1,345,762	1,223,635	15,935
Hill Country Dairies, Inc.	1,330,645	1,108,871	(33,602)
HMN Acquirer Corp.	1,591,435	954,861	8,383
Hy-Tek Opco LLC	—	896,781	1,345
Identiti Resources LLC	—	810,937	989
IMA Group Management Company LLC	—	82,102	(202)
Impact Climate Technologies LLC	1,315,888	—	(16,448)
In Vitro Sciences LLC	—	278,363	(13,551)
Integrated Openings Solutions LLC	—	347,527	(1,440)
Jetson Buyer, Inc.	—	533,496	2,269
Kofile, Inc.	11,077,425	2,500,000	(30,021)
Krayden Holdings, Inc.	—	1,087,500	5,226
Leap Service Partners LLC	—	1,126,935	11,752
Lindstrom LLC	—	1,035,942	(5,727)
LTC Consulting Services LLC	—	1,212,121	4,239
LUV Car Wash Group LLC	5,468,164	991,391	(46,007)
M&D Midco, Inc.	833,926	431,257	(28,295)
Magic Valley Electric LLC	4,360,719	872,144	13,672
Magna5 MS LLC	4,895,208	1,350,299	(25,466)
Management Consulting & Research LLC	2,012,887	909,498	2,577
Markon LLC	16,406,250	—	(3,755)
Matrix US Bidco, Inc.	6,661,346	2,664,539	(205)
MC Group Ventures Corp.	1,851,611	241,733	(45,171)
MWD Management LLC	—	800,000	3,925
NE Ortho Management Services LLC	6,988,934	582,411	(36,829)
O2B Early Education Holding, Inc.	3,629,764	1,814,882	31,314
OIS Management Services LLC	1,409,869	769,231	13,714
OptConnect Management LLC	3,626,998	207,257	(19,238)
P.J. Fitzpatrick LLC	3,333,333	2,500,000	12,006
PAK Quality Foods Acquisition LLC	—	895,523	12,611

John Hancock GA Senior Loan Trust
Notes to Consolidated portfolio of investments 3-31-26 (unaudited)

Unfunded Senior Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
Pediatric Home Respiratory Services LLC	2,625,000	1,166,667	(8,894)
Perennial Services Group LLC	2,121,641	749,646	(18,476)
PNB Holdings III LLC	1,875,000	1,250,000	17,610
Prestige Backyards LLC	4,918,033	3,081,967	27,430
Purple Cow Buyer LLC	1,116,665	315,034	9,416
QM Buyer, Inc.	3,888,889	1,944,444	45,717
Rapid Buyer LLC	3,418,906	1,709,453	(76,332)
Redwood MSO LLC	227,172	172,258	(712)
Refocus Management Services LLC	—	460,526	5,535
Renovation Systems LLC	607,972	—	(48,793)
Rocket Holdco Intermediate II LLC	—	1,886,792	6,392
Rome Borrower LLC	3,217,934	1,087,303	(16,414)
RPC TopCo, Inc.	—	1,136,364	1,895
SBP Holding LP	—	150,726	(1,289)
Seawolf Buyer LLC	2,450,980	2,450,980	(11,908)
Simon Pearce LLC	—	1,160,714	2,365
Southern Orthodontic Partners Management LLC	3,945,582	943,377	(5,748)
Specialty Manufacturing Holdings LLC	3,102,381	1,277,381	—
Star Logistics & Hospitality Services LLC	2,909,226	189,732	(141,139)
StartKleen Legacy Holdings LLC	3,663,004	2,930,403	16,371
Stellar Buyer LLC	2,433,775	2,607,616	(31,248)
Steward Partners Global Advisory LLC	3,720,535	2,457,480	(25,851)
SurfacePrep Buyer LLC	301,754	1,738,014	25,731
The Smilist DSO LLC	3,448	614,035	7,468
Tilley Chemical Company, Inc.	—	1,246,748	(138,065)
ToxStrategies LLC	600,240	840,336	(120)
Tribute Bakery Upper Intermediate LLC	805,153	1,725,328	(190)
Trimech Acquisition Corp.	4,552,603	1,315,303	17,734
TruSource Foods LLC	137,467	792,453	(1,402)
Vybond Buyer LLC	3,066,589	2,299,942	7,981
WeLocalize, Inc.	—	491,863	(3,774)
Wheat Holdings LLC	2,886,598	1,030,928	(6,875)
Wildcat Purchaser LLC	1,980,652	833,959	(8,675)
WWEC Holdings III Corp.	—	2,166,827	25,572
XpressMyself.com LLC	—	1,470,588	(4,992)
Yeager Buyer LLC	5,555,556	2,694,444	(1,932)
Total	$240,148,038	$120,686,403	($313,463)
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.